GOODWILL - Goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill by segment
Goodwill	R$ 10,825,148	R$ 11,634,464	R$ 12,427,527	R$ 12,103,519
Brazil
Goodwill by segment
Goodwill	373,135	373,135	373,135
Special Steel
Goodwill by segment
Goodwill	3,566,989	3,844,314	4,111,619
North America
Goodwill by segment
Goodwill	R$ 6,885,024	R$ 7,417,015	R$ 7,942,773